Convertible Note Payable Related Party (Details Narrative) - USD ($)		12 Months Ended
	May 07, 2012	Jun. 30, 2012	Jun. 30, 2011	Jun. 30, 2010	Jun. 30, 2019	Jan. 29, 2019	Jun. 30, 2018	May 08, 2012	Mar. 31, 2012	Dec. 31, 2010	Oct. 01, 2009
Accrued interest - related parties					$ 37,000		$ 48,000
Principal balance of demand notes					1,922,000		2,022,000
Total outstanding balance of principal and interest					$ 1,959,000		$ 2,070,000
Ehrlich Promissory Note C [Member]
Accrued interest - related parties										$ 97,000
Principal balance of demand notes								$ 2,248,000
Interest rate				9.00%
Common stock price per share				$ 0.50
Equity incentive shares	2,000,000
Exercise price	$ 0.51
Closing bid price per share	$ 0.46
Percentage of closing bid price	110.00%
Mr. Ehrlich [Member]
Principal balance of demand notes		$ 2,022,000	$ 2,002,000
Additional loan amount		$ 20,000	$ 997,000	$ 973,000
Amount of debt extinguished						$ 100,000
Mr. Ehrlich [Member] | Common Class B [Member]
Exercise price						$ 0.11
Common stock shares issued upon extinguishment of debt						909,090
Ehrlich Promissory Notes A and B [Member]
Interest rate											9.00%
Leo Ehrlich [Member] | Common Class B [Member]
Amount of debt extinguished						$ 100,000
Common stock shares issued upon extinguishment of debt						909,090
Minimum [Member] | Ehrlich Promissory Note C [Member]
Interest rate									9.00%
Maximum [Member] | Ehrlich Promissory Note C [Member]
Interest rate									10.00%